Intangible assets	12 Months Ended
Dec. 31, 2020
Intangible assets
Intangible assets

8. Intangible assets

Intangible assets and its related accumulated amortization as of December 31, 2019 and 2020 are as follows:

	As of December 31,
	2019	2020
	RMB	RMB
License (i)	—	43,626
Customer relationship (ii)	—	18,000
Technology (ii)	—	2,500
Trade names	601	607
Others	319	319
Total	920	65,052
Less: Accumulated depreciation	(194)	(5,023)
Net book value	726	60,029

(i)	License is an insurance broker license and derived from the acquisition of Jinbaoxin. In 2020, the Company entered into an agreement to acquire the assets of Jinbaoxin. The transaction was accounted for as an asset acquisition as the acquiree company did not meet the criteria of a business and substantially all the fair value of the assets acquired were concentrated in a single asset.
(ii)	Customer relationship and Technology are derived from the acquisition of Leya. For details on Customer relationship and Technology, please see “Note 5”.

Amortization expense was RMB71, RMB78 and RMB4,829 for the years ended December 31, 2018, 2019 and 2020, respectively.

The Company will record estimated amortization expenses of RMB7,062, RMB7,062, RMB7,062, RMB7,077 and RMB31,766 for the years ending December 31, 2021, 2022, 2023, 2024, 2025 and thereafter, respectively.